UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2008

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 9, 2009
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$155,449	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$3,657.74
168,715
Sole
None
168,715
AMEDISYS INC COM
023436108
$2,433.48
58,865
Sole
None
58,865
AMERICAN CAMPUS CMNTYS COM
024835100
$2,601.47
127,025
Sole
None
127,025
AMERICAN EXPRESS CO COM
025816109
$1,849.18
99,686
Sole
None
99,686
AT&T INC COM
00206r102
$239.37
8,399
Sole
None
8,399
BAKBONE SOFTWARE INC COM
057101107
$20.30
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$779.30
24,300
Sole
None
24,300
BANK OF AMERICA CORP COM
060505104
$195.36
13,875
Sole
None
13,875
BIG LOTS INC COM
089302103
$1,549.59
106,942
Sole
None
106,942
BP PLC SPONSORED ADR
055622104
$638.09
13,652
Sole
None
13,652
BRISTOL-MYERS SQUIBB CO COM
110122108
$325.38
13,995
Sole
None
13,995
CEL-SCI CORP COM NEW
150837409
$2.85
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$1,792.15
168,435
Sole
None
168,435
CHEVRON CORP NEW COM
166764100
$1,923.66
26,006
Sole
None
26,006
CISCO SYS INC COM
17275R102
$2,644.50
162,239
Sole
None
162,239
COHEN & STEERS INC COM
19247A100
$2,279.11
207,380
Sole
None
207,380
COMCAST CORP COM CL A
20030N101
$5,460.80
323,507
Sole
None
323,507
CV TECHNOLOGIES INC
126664101
$2.99
15,000
Sole
None
15,000
DATATRAK INTL INC COM
238134100
$2.10
10,000
Sole
None
10,000
DWS INTL FD INC EMRG MKT
23337r502
$1,892.30
185,884
Sole
None
185,884
E MED FUTURE INC COM
26875d108
$0.53
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$884.42
134,411
Sole
None
134,411
EOG RES INC COM
26875P101
$3,513.83
52,776
Sole
None
52,776
ESTEE LAUDER COS INC COM
518439104
$3,240.99
104,683
Sole
None
104,683
EXXON CORP COM
30231G102
$1,044.23
13,081
Sole
None
13,081
FEC RESOURCES INC COM
30246x108
$0.29
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$378.20
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,078.50
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL
A
345550107
$1,533.63
228,900
Sole
None
228,900
FRANKLIN RES INC COM
354613101
$2,571.10
40,312
Sole
None
40,312
GATX CORP COM
361448103
$3,846.47
124,200
Sole
None
124,200
GENCORP INC COM
368682100
$1,481.35
402,541
Sole
None
402,541
GENERAL ELEC CO COM
369604103
$2,185.54
134,910
Sole
None
134,910
GULF RESOURCES INC COM NEW
40251w200
$3.00
10,000
Sole
None
10,000
HEWLETT PACKARD CO COM
428236103
$4,141.67
114,127
Sole
None
114,127
INTEL CORP COM
458140100
$3,708.48
252,966
Sole
None
252,966
INTERNATIONAL BUS MACH COM
459200101
$247.09
2,936
Sole
None
2,936
INTRAOP MED CORP COM
46118N101
$1.45
50,000
Sole
None
50,000
J P MORGAN CHASE & CO COM
46625H100
$1,043.86
33,107
Sole
None
33,107
JO-ANN STORES INC COM
47758P307
$2,872.70
185,455
Sole
None
185,455
JOHNSON & JOHNSON COM
478160104
$326.39
5,455
Sole
None
5,455
KAISER ALUMINUM CORP COM PAR
$0.01
483007704
$1,691.25
75,100
Sole
None
75,100
KENNAMETAL INC COM
489170100
$2,395.41
107,950
Sole
None
107,950
LOEWS CORP COM
540424108
$1,842.80
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$3,096.79
85,100
Sole
None
85,100
LULULEMON ATHLETICA IN COM
550021109
$1,789.01
225,600
Sole
None
225,600
MENTOR CORP MINN COM
587990508
$4,278.86
138,340
Sole
None
138,340
MERCK & CO INC COM
589331107
$3,576.41
117,645
Sole
None
117,645
MICROSOFT CORP COM
594918104
$2,136.02
109,878
Sole
None
109,878
MOTOROLA
620076109
$1,117.22
252,194
Sole
None
252,194
NATIONAL SEMICONDUCTOR COM
637640103
$1,606.72
159,555
Sole
None
159,555
NEWFIELD EXPL CO COM
651290108
$2,181.70
110,466
Sole
None
110,466
NORDSON CORP COM
655663102
$3,972.35
123,021
Sole
None
123,021
NORDSTROM INC COM
655664100
$1,444.73
108,545
Sole
None
108,545
NORTHROP GRUMMAN CORP COM
666807102
$2,264.75
50,283
Sole
None
50,283
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNITURE INC COM
68212s109
$2,142.95
201,405
Sole
None
201,405
OMNOVA SOLUTIONS INC COM
682129101
$590.57
868,610
Sole
None
868,610
ORACLE CORP COM
68389X105
$4,748.86
267,843
Sole
None
267,843
PETSMART INC COM
716768106
$2,265.57
122,795
Sole
None
122,795
PFIZER INC COM
717081103
$349.61
19,741
Sole
None
19,741
PHILIP MORRIS INTL INC COM
718172109
$322.89
7,421
Sole
None
7,421
PROCTER & GAMBLE CO COM
742718109
$423.08
6,844
Sole
None
6,844
PROGRESSIVE CORP OHIO COM
743315103
$2,311.54
156,080
Sole
None
156,080
QUANTA SVCS INC COM
74762e102
$4,067.61
205,435
Sole
None
205,435
SCHLUMBERGER LTD COM
806857108
$2,634.58
62,239
Sole
None
62,239
SCHWAB CHARLES CORP NEW COM
808513105
$3,926.72
242,840
Sole
None
242,840
SIMON PPTY GROUP NEW COM
828806109
$2,810.47
52,898
Sole
None
52,898
TENET HEALTHCARE CORP COM
88033G100
$1,167.18
1,014,935
Sole
None
1,014,935
TERADYNE INC COM
880770102
$1,685.43
399,390
Sole
None
399,390
TETRA TECH INC NEW COM
88162G103
$7,804.39
323,163
Sole
None
323,163
TIME WARNER INC COM
887317105
$2,636.71
262,098
Sole
None
262,098
TRANSOCEAN INC COM
H8817H100
$1,737.90
36,781
Sole
None
36,781
TRAVELERS COMPANIES COM
89417e109
$3,906.23
86,421
Sole
None
86,421
WALT DISNEY CO COM
254687106
$3,327.25
146,640
Sole
None
146,640
WELLS FARGO & CO NEW COM
949746101
$2,768.20
93,901
Sole
None
93,901
WEYERHAEUSER CO COM
962166104
$2,530.38
82,665
Sole
None
82,665
WINDSTREAM CORP COM
97381W104
$138.52
15,056
Sole
None
15,056
WYNDHAM WORLDWIDE CORP COM
98310W108
$2,365.30
361,114
Sole
None
361,114







TOTAL PORTFOLIO

$155,449
79